Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Arrangements with Employees and Nonemployees [Abstract]
Schedule of Share-based Payment Award, Equity Investments other than Options, Valuation Assumptions [Table Text Block]
The following table summarizes the assumptions and resulting fair value of the Class B Common Unit grants for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Assumptions	2012	2011	2010
Weighted-Average Grant Date Fair Value	$125.65	$148.89	$130.45
Weighted-Average Volatility	65.26%	82.87%	97.86%
Weighted-Average Risk-Free Rate	0.19%	0.84%	2.32%
Dividend Yield	0.00%	0.00%	0.00%

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following table sets forth the summary of equity plan activity for the three months ended March 31, 2013

Equity Awards	Class B Common Units (1)		MPK Plan Units (1) (2)
Outstanding at January 1, 2013	216,483		66,137
Granted	400		—
Forfeited	(665)		(1,534)	(3)
Repurchased/Settled	(126)	(4)	(482)	(4)
Outstanding at March 31, 2013	216,092		64,121
Vested at March 31, 2013	125,903		112	(5)

(1)
The weighted-average grant date fair market value for Class B Common Units granted during the period ended March 31, 2013 is $119.00. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for the Company's former chief executive officer is $279.58. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants' accounts.

(3)
The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of March 31, 2013, the Company owed a contribution of 1,534 units.

(4)
Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.

The following table sets forth the summary of equity plan activity for the year ended December 31, 2012:

Equity Awards	Class B Common Units (1)		MPK Plan Units (1) (2)
Outstanding at January 1, 2012	202,908		70,113

Granted	16,008		—
Forfeited	(1,615)		(3,366)	(3)
Repurchased/Settled	(818)	(4)	(610)	(4)
Outstanding at December 31, 2012	216,483		66,137
Vested at December 31, 2012	115,198		450	(5)

(1)
The weighted-average grant date fair market value for Class B Common Units granted during the period ended December 31, 2012 is $125.65. The weighted-average grant date fair market value for outstanding Class B Common Units inclusive of the $60.00 per unit impact of the March 2010 modification and the impact of the June 2011 modification for Mr. Edwardson is $260.26. The weighted-average grant date fair market value for outstanding MPK Plan Units is $1,000.

(2)	Represents units notionally credited to participants' accounts.

(3)
The Company contributes the fair market value of awards forfeited under the plan to a charitable foundation. The contribution is generally made in the quarter following that in which the units are forfeited. As of December 31, 2012, the Company owed a contribution for 777 units.

(4)
Represents Class B Common Units that were repurchased by the Company from former participants and the settlement of vested MPK Plan Units through the issuance of Class A Common Units in exchange for the vested MPK Plan Units.

(5)	Represents MPK Plan Units that have vested but not yet converted to Class A Common Units.